Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec 31, 2011
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY VARIABLE CONTRACT REAL PROPERTY ACC
Entity Central Index Key	0000829114
Entity Filer Category	Non-accelerated Filer
Amendment Description	Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Statements Of Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 7,656,524	$ 7,285,446
Net Assets	7,656,524	7,285,446
NET ASSETS, representing:
Equity of contract owners	5,994,171	5,392,667
Equity of Pruco Life Insurance Company of New Jersey	1,662,353	1,892,779
Net Assets	$ 7,656,524	$ 7,285,446
Units outstanding	2,745,531	2,955,276
Portfolio shares held	237,237	256,727
Portfolio net asset value per share	$ 32.27	$ 28.38

Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME
Net investment income from Partnership operations	$ 364,166	$ 350,003	$ 316,622
EXPENSES
Charges to contract owners for assuming mortality risk and expense risk and for administration	32,548	29,697	31,930
NET INVESTMENT INCOME	331,618	320,306	284,692
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized gain (loss) on investments in Partnership	615,901	221,571	(1,819,953)
Net realized gain (loss) on sale of investments allocated from the Partnership		102,162	(185,772)
NET GAIN (LOSS) ON INVESTMENTS	615,901	323,733	(2,005,725)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 947,519	$ 644,039	$ (1,721,033)

Statements Of Changes In Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATIONS
Net investment income	$ 331,618	$ 320,306	$ 284,692
Net change in unrealized gain (loss) on investments in Partnership	615,901	221,571	(1,819,953)
Net realized gain (loss) on sale of investments allocated from the Partnership		102,162	(185,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	947,519	644,039	(1,721,033)
CAPITAL TRANSACTIONS
Net withdrawals by contract owners	(97,801)	(161,836)	(184,267)
Net withdrawals by Pruco Life Insurance Company of New Jersey	(478,640)	(513,775)	(100,180)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(576,441)	(675,611)	(284,447)
TOTAL INCREASE (DECREASE) IN NET ASSETS	371,078	(31,572)	(2,005,480)
NET ASSETS
Beginning of period	7,285,446	7,317,018	9,322,498
End of period	$ 7,656,524	$ 7,285,446	$ 7,317,018

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General

Note 1: General

Pruco Life of New Jersey Variable Contract Real Property Account (the "Account") was established on October 30, 1987 by resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey" or the "Company"), a wholly-owned subsidiary of Pruco Life Insurance Company ("Pruco Life"), an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("PFI") as a separate investment account pursuant to New Jersey law and is registered under the Securities Act of 1933, as amended. The assets of the Account are segregated from Pruco Life of New Jersey's other assets. The Account is used to fund benefits under certain variable life insurance and variable annuity contracts issued by Pruco Life of New Jersey. These products are Appreciable Life ("VAL"), Variable Life ("VLI"), Discovery Plus ("SPVA"), and Discovery Life Plus ("SPVL").

The assets of the Account are invested in The Prudential Variable Contract Real Property Partnership (the "Partnership"). The Partnership is the investment vehicle for assets allocated to the real estate investment option under certain variable life insurance and annuity contracts. The Account, along with the Pruco Life Variable Contract Real Property Account and The Prudential Variable Contract Real Property Account, are the sole investors in the Partnership. These financial statements should be read in conjunction with the financial statements of the Partnership.

The Partnership has a policy of investing at least 65% of its assets in direct ownership interests in income-producing real estate and participating mortgage loans.

Summary Of Significant Accounting Policies And Pronouncements	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies And Pronouncements [Abstract]
Summary Of Significant Accounting Policies And Pronouncements

Note 2: Summary of Significant Accounting Policies and Pronouncements

A. Basis of Accounting

The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The Account has transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include valuation of Investments in the Prudential Variable Contract Real Property Partnership.

Adoption of Accounting Pronouncements

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, issuances, and settlements within the roll forward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which is effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2009 on January 1, 2010. The required disclosures are provided in Note 10.

New Accounting Pronouncements

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Account expects this guidance to have a significant impact on its financial statement disclosures but limited, if any, impact on the Account's financial position or results of operations.

B. Investment in Partnership Interest

The investment in the Partnership is based on the Account's proportionate interest of the Partnership's fair value. At December 31, 2011 and December 31, 2010 the Account's interest in the General Partners Controlling Interest was 4.4% or 237,237 shares and 4.4% or 256,727 shares, respectively. Properties owned by the Partnership are illiquid and their fair value is based on estimated fair value as discussed in the notes to the Partnership's consolidated financial statements.

C. Income Recognition

Net investment income, realized and unrealized gains and losses are recognized daily for the investments in the Partnership. Amounts are based on the Account's proportionate interest in the Partnership.

D. Equity of Pruco Life Insurance Company of New Jersey

Pruco Life of New Jersey maintains a position in the Account for liquidity purposes, including unit purchases and redemptions, Partnership share transactions, and expense processing. The position does not affect contract owners' accounts or the related unit values.

Taxes	12 Months Ended
Dec. 31, 2011
Taxes [Abstract]
Taxes

Note 3: Taxes

Pruco Life of New Jersey is taxed as a "life insurance company", as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal, state and local law, no federal, state or local income taxes are payable by the Account. As such, no provision for the tax liability has been recorded in these financial statements.

Net Withdrawals By Contract Owners	12 Months Ended
Dec. 31, 2011
Net Withdrawals By Contract Owners [Abstract]
Net Withdrawals By Contract Owners

Note 4: Net Withdrawals by Contract Owners

Net contract owner withdrawals for the real estate investment option in Pruco Life of New Jersey's variable insurance and variable annuity products for the years ended December 31, 2011, 2010 and 2009 were as follows:

	0000000000	0000000000	0000000000	0000000000	0000000000
2011:	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$214,699	$43,055	$0	$(189)	$257,565
Policy Loans:	(88,549)	(26,081)	0	0	(114,630)
Policy Loan Repayments and Interest:	172,371	16,910	0	0	189,281
Surrenders, Withdrawals, and Death Benefits:	(235,054)	(8,529)	0	(16,072)	(259,655)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	29,519	(8,502)	0	0	21,017
Administrative and Other Charges:	(159,713)	(31,176)	0	(490)	(191,379)

Net Withdrawals by Contract Owners	$(66,727)	$(14,323)	$0	$(16,751)	$(97,801)

	0000000000	0000000000	0000000000	0000000000	0000000000
2010:	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$229,745	$44,955	$0	$0	$274,700
Policy Loans:	(127,930)	(12,988)	0	0	(140,918)
Policy Loan Repayments and Interest:	121,773	10,716	0	0	132,489
Surrenders, Withdrawals, and Death Benefits:	(171,544)	(24,906)	0	0	(196,450)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	(29,046)	(14,046)	0	0	(43,092)
Administrative and Other Charges:	(159,262)	(28,802)	0	(501)	(188,565)

Net Withdrawals by Contract Owners	$(136,264)	$(25,071)	$0	$(501)	$(161,836)

	0000000000	0000000000	0000000000	0000000000	0000000000
2009:	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$335,531	$50,568	$0	$(12)	$386,087
Policy Loans:	(111,251)	(10,425)	0	(256)	(121,932)
Policy Loan Repayments and Interest:	248,454	10,739	0	8,870	268,063
Surrenders, Withdrawals, and Death Benefits:	(346,035)	(49,308)	(8,456)	(15,055)	(418,854)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	(44,229)	(32,000)	(10,000)	0	(86,229)
Administrative and Other Charges:	(178,910)	(31,919)	0	(573)	(211,402)

Net Withdrawals by Contract Owners	$(96,440)	$(62,345)	$(18,456)	$(7,026)	$(184,267)

Partnership Distributions	12 Months Ended
Dec. 31, 2011
Partnership Distributions [Abstract]
Partnership Distributions

Note 5: Partnership Distributions

For the year ended December 31, 2011, the Partnership made distributions of $5 million each on May 31st, September 26th, and December 27th. The Account's share of these distributions was $0.2 million each. During the year ended December 31, 2010, the Partnership made distributions of $7.5 million on May 3rd and $10 million on October 27th. The Account's share of these distributions was $0.3 and $0.4 million respectively.

Unit Activity	12 Months Ended
Dec. 31, 2011
Unit Activity [Abstract]
Unit Activity

Note 6: Unit Activity

All products referred to in Note 1 for outstanding units at December 31, 2011, 2010 and 2009 were as follows:

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
2011
Company		Contract Owner
			VAL	VLI	SPVA	SPVL
Contributions:	115,011	Contributions:	174,781	18,535	0	0
Redemptions:	(286,649)	Redemptions:	(200,375)	(23,547)	0	(7,501)

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
2010
Company		Contract Owner
			VAL	VLI	SPVA	SPVL
Contributions:	153,704	Contributions:	188,389	22,111	0	0
Redemptions:	(366,469)	Redemptions:	(247,537)	(32,339)	0	(251)

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
2009
Company		Contract Owner
			VAL	VLI	SPVA	SPVL
Contributions:	178,349	Contributions:	219,159	24,075	0	4,420
Redemptions:	(216,074)	Redemptions:	(260,440)	(48,026)	(9,051)	(7,788)

Purchases And Sales Of Investments	12 Months Ended
Dec. 31, 2011
Purchases And Sales Of Investments [Abstract]
Purchases And Sales Of Investments

Note 7: Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Partnership for the years ended December 31, 2011, 2010 and 2009 were as follows:

	December 31, 2010	December 31, 2010	December 31, 2009
Purchases:	$0	$0	$0
Sales:	$608,988	$705,307	$316,377

Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights

Note 8: Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity and variable life insurance products. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by Pruco Life of New Jersey have the lowest and highest total expense ratio. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable products as discussed in Note 1. The table reflects contract owner units only.

	At year end			For the year end
	Units (000's)	Unit Value Lowest-Highest	Net Assets (000's)	Investment Income Ratio*	Expense Ratio** Lowest-Highest	Total Return*** Lowest-Highest
December 31, 2011	2,145	$2.36048 to 2.95634	$5,994	4.79%	0.35% to 1.25%	12.33% to 13.33%
December 31, 2010	2,183	$2.10140 to 2.60866	$5,393	4.79%	0.35% to 1.25%	8.31% to 9.29%
December 31, 2009	2,253	$1.94013 to $2.38693	$5,104	3.98%	0.35% to 1.25%	-19.26% to -18.54%
December 31, 2008	2,330	$2.40304 to $2.93018	$6,494	4.55%	0.35% to 1.25%	-14.47% to -13.70%
December 31, 2007	2,382	$2.80966 to $3.39532	$7,715	5.28%	0.35% to 1.25%	6.58% to 7.54%

The table above reflects information for units held by contract owners. Pruco Life of New Jersey also maintains a position in the Real Property Account, to provide for property acquisitions and capital expenditure funding needs. Pruco Life of New Jersey held 600,495, 772,133, 984,898, 1,022,622, and 950,695 units representing $1,662,353, $1,892,779, $2,213,244, $2,828,795, and $3,049,391 of net assets as of December 31, 2011, 2010, 2009, 2008, and 2007, respectively. Charges for mortality risk, expense risk and administrative expenses are used by Pruco Life of New Jersey to purchase additional units in its account resulting in no impact of its net assets.

*	This amount represents the proportionate share of the net investment income from the underlying Partnership divided by the total average assets of the Account. This ratio excludes those expenses, such as mortality risk, expense risk and administrative charges that result in direct reductions in the unit values.
**	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Partnership are excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the underlying Partnership, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Charges and Expenses

A. Mortality Risk and Expense Risk Charges

Mortality risk and expense risk charges are determined daily using an effective annual rate of 0.6%, 0.35%, 0.9% and 0.9% for VAL, VLI, SPVA and SPVL, respectively. Mortality risk is the risk that life insurance contract owners may not live as long as estimated or annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through reduction in unit values.

B. Administrative Charges

Administrative charges are determined daily using an effective annual rate of 0.35% applied daily against the net assets representing equity of contract owners held in each subaccount for SPVA and SPVL. Administrative charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. The administrative charge is assessed through reduction in unit values.

C. Cost of Insurance and Other Related Charges

Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions for VAL and VLI are (1) state premium taxes; (2) sales charges, not to exceed 5% for VAL and 9% for VLI, which are deducted in order to compensate Pruco Life of New Jersey for the cost of selling the contract and (3) transaction costs, applicable to VAL, which are deducted from each premium payment to cover premium collection and processing costs. Contracts are subject to charges on each basic premium for assuming a guaranteed minimum death benefit risk. This charge compensates Pruco Life of New Jersey for the risk that an insured may die at a time when the death benefit exceeds the benefit that would have been payable in the absence of a minimum guarantee. These charges are assessed through the redemption of units.

D. Deferred Sales Charge

A deferred sales charge is imposed upon surrenders of certain variable life insurance contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued, but will not exceed 45% of one scheduled annual premium for VAL and 9% of the initial premium payment for SPVL. No sales charge will be imposed after the sixth and tenth year of the contract for SPVL and VAL, respectively. No sales charge will be imposed on death benefits. This deferred sales charge is assessed through the redemption of units. For SPVA, there is a deferred sales charge that applies at the time of a full or partial withdrawal, and the amount of the charge (which declines over time) depends on the number of years that have elapsed since the contract was issued.

E. Partial Withdrawal Charge

A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value for VAL. A charge equal to the lesser of $15 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a contract. This charge is assessed through the redemption of units.

Related Party	12 Months Ended
Dec. 31, 2011
Related Party [Abstract]
Related Party

Note 9: Related Party

Prudential and its affiliates perform various services on behalf of the Partnership in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

Fair Value Disclosure	12 Months Ended
Dec. 31, 2011
Fair Value Disclosure [Abstract]
Fair Value Disclosure

Note 10: Fair Value Disclosure

FASB guidance on fair value measurements and disclosures establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and should be used to measure fair value whenever available. The Account had no Level 1 assets or liabilities.

Level 2 – Fair value is based on inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. The Account had no Level 2 assets or liabilities.

Level 3 – Fair value is based on significant unobservable inputs for the asset or liability. These inputs reflect the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

The Account's Level 3 assets consist of the investment in the Partnership which is based on the Account's proportionate interest of the Partnership's fair value which approximates the Partnership's net asset value. Properties owned by the Partnership are illiquid and fair value is based on estimates from property appraisal reports prepared by independent real estate appraisers as discussed in the notes to the Partnership's unaudited financial statements.

The purpose of an appraisal is to estimate the fair value of real estate as of a specific date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The estimate of fair value is based on the conventional approaches to value, all of which require the exercise of subjective judgment. The three approaches are: (1) current cost of reproducing the real estate less deterioration and functional and economic obsolescence; (2) discounting a series of income streams and reversion at a specific yield or by directly capitalizing a single year income estimate by an appropriate factor; and (3) value indicated by recent sales of comparable real estate in the market. In the reconciliation of these three approaches, the one most heavily relied upon is the one then recognized as the most appropriate by the independent appraiser for the type of real estate in the market.

In general, the input values used in the appraisal process are unobservable, therefore unless indicated otherwise; the underlying investments in the Partnership are classified as Level 3 under the fair value hierarchy. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Table 1 below summarizes the assets measured at fair value on a recurring basis and their respective position in the fair value hierarchy.

Table 1:

	($ in 000's) Fair Value Measurements at December 31, 2011 using
Assets:	Amounts Measured at Fair Value December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Investment in The Prudential Variable Contract Real Property Partnership	$7,656	$—	$—	$7,656

	($ in 000's) Fair Value Measurements at December 31, 2010 using
Assets:	Amounts Measured at Fair Value December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Investment in The Prudential Variable Contract Real Property Partnership	$7,285	$—	$—	$7,285

Table 2 below provides a reconciliation of the beginning and ending balances for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2011 and December 31, 2010.

Table 2:

($ in 000's)
Fair Value Measurements Using Significant Unobservable Inputs for the year ended December 31, 2011 (Level 3)

Beginning balance @ 01/01/11	$7,285

Total gains or losses (realized/unrealized)	—
included in earnings (or changes in net assets) from Partnership operations	616
Net Investment Income from Partnership operations	364
Acquisition/Additions	—
Equity Income	—
Contributions	—
Disposition/Settlements	—
Equity losses	—
Distributions	(609)

Ending balance @ 12/31/2011	$7,656

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$616

($ in 000's)
Fair Value Measurements Using Significant Unobservable Inputs for the year ended December 31, 2010 (Level 3)

Beginning balance @ 01/01/10	$7,317

Total gains or losses (realized/unrealized)	—
included in earnings (or changes in net assets) from Partnership operations	324
Net Investment Income from Partnership operations	350
Acquisition/Additions	—
Equity Income	—
Contributions	—
Disposition/Settlements	(706)
Equity losses	—
Distributions	—

Ending balance @ 12/31/2010	$7,285

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$222